CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

NOTE 8 – CONTINGENCIES

Studebaker Defense Group, LLC

In July 2020, the Company’s wholly-owned subsidiary, Integra Pharma Solutions, LLC (“Integra”), entered into an agreement with Studebaker Defense Group, LLC (“Studebaker”) wherein Integra would pay Studebaker a down payment of $500,000 and Studebaker would deliver 180,000 boxes of nitrile gloves by August 14, 2020. Integra wired the $500,000 to Studebaker, but to date, Studebaker has not delivered the gloves or provided a refund of the deposit. In December 2020, we filed a complaint against Studebaker in Florida state court, Case No. 20-CA-010118 in the Circuit Court for the Thirteenth Judicial Circuit in Hillsborough County, for among other things, breach of contract. Studebaker did not answer the complaint, nor did counsel for Studebaker file an appearance. Accordingly, in February 2021, the Company filed for a default judgment; however, on March 22, 2021, counsel for Studebaker filed an appearance and shortly thereafter filed a motion to vacate the default judgment and dismiss the complaint on jurisdictional grounds. The court granted Studebaker’s motion to set aside the default judgment but denied the motion to dismiss. The Company has filed several pretrial motions; the next step in the litigation after the pre-trial motions are resolved will be a motion for summary judgment. The Company believes it will prevail on the merits but cannot determine the timing of the judgment or the amount ultimately collected. At June 30, 2021, the $500,000 was recorded as Loss on Inventory Investment.

Sandwave Group Dsn Bhd and Crecom Burj Group SDN BHD

In August 2020, Integra, entered into an agreement with Sandwave Group Dsn Bhd (“Sandwave”), wherein Integra would pay Sandwave a down payment of $581,250 and Sandwave’s supplier, Crecom Burj Group SDN BHD (“Crecom”), would deliver 150,000 boxes of nitrile gloves within 45 days. Integra wired the $581,250 to Sandwave, which in turn wired the purchase price to Crecom, which Crecom accepted; however, to date, Crecom has not delivered the nitrile gloves. Integra demanded return of its $581,250 and Crecom acknowledged that Integra was entitled to a refund. As of February 2021, Crecom had not returned any funds and Integra filed a complaint against Crecom in Malaysia: Case No. WA-22NCC-55-02/2021 in the High Court of Malaysia at Kuala Lumpur in the Federal Territory, Malaysia for the Malaysian equivalent of breach of contract. On September 1, 2022, counsel for Crecom informed the court that Crecom had been wound up on August 23, 2022; under Section 471 of the Malaysian Companies Act 2016, the suit filed by Integra was stayed until leave of the court is obtained to proceed. Given this new information regarding Crecom the Company has decided at this time to stop its pursuit of this lawsuit until or unless additional information is obtained by counsel for Integra. At June 30, 2021, the $581,250 was recorded as Loss on Inventory Investment.

GSG PPE, LLC

On November 19, 2021, Integra filed a complaint against GSG PPE, LLC (“GSG”) and Gary Waxman (“Waxman”), the owner, alleging three counts of breach of contract for a purchase agreement, a promissory note, and a personal guaranty. Collectively, the company alleges that GSG and Waxman have materially breached all three contracts. In late 2020, GSG and Integra executed a valid initial contract setting the terms of a business transaction. GSG failed to pay Integra approximately 75% of the amount owed to Integra. GSG acknowledged it owed the money and executed a promissory note in favor of Integra in the amount of $630,000 which matured on September 30, 2021. The note provides for attorney fees and interest in addition to the $630,000. Waxman’s personal guaranty confirmed that GSG owed Integra $630,000. On September 30, 2021, the $630,000 was recorded as Bad Debt Expense. A settlement was entered into between the parties in June 2022, whereby GSG and Waxman agreed to pay $743,000 which included attorney fees and interest, which is required to be paid to the Company in monthly installments over 17 months. In June 2022, the Company received a $100,000 payment from GSG and recorded a credit to Bad Debt Expense, future payments will also be recorded as a credit to the Bad Debt Expense less applicable interest and recovered legal fees.

Jain, et al., v. Memantine, et al.

In January 2020, we became aware of a complaint filed by Jitendra Jain, Manish Arora, Scariy Kumaramangalam, Harsh Datta and Balvant Arora (collectively, plaintiffs), against our wholly-owned subsidiary, Trxade, Inc. and our Chief Executive Officer, Suren Ajjarapu as well as certain unrelated persons, Annapurna Gundlapalli, Gajan Mahendiran and Nexgen Memantine (collectively, defendants), in the Circuit Court of Madison County, Alabama (Case:47-CV-2019-902216.00). The complaint alleged causes of actions against the defendants including fraud in the inducement, relating to certain investments alleged to have been made by plaintiffs in Nexgen Memantine, breach of fiduciary duty, conversion and voidable transactions. The complaint related to ceItain investments alleged made by the plaintiffs in Nexgen Memantine and certain alleged fraudulent transfers of assets and funds alleged to have been taken by the defendants which are unrelated to the Company.

On May 14, 2021, Plaintiffs filed a second amended complaint against the defendants. The second amended complaint alleges causes of action against the defendants including securities fraud, breach of fiduciary duty, violation of the Florida RICO Act, and breach of contract. The operative complaint relates to certain investments alleged to have been made by the plaintiffs in Nexgen Memantine and certain alleged transfers of assets and funds alleged to have been taken by the defendants which are unrelated to the Company. The amended complaint seeks injunctive relief, $425,000 in compensatory damages, treble damages, punitive damages, and fees and costs.

In February 2022, a settlement as to Suren Ajjarapu, Annapurna Gundlapalli and the Company was reached and signed. This settlement involved no admission of liability and a full and complete release of all actions after a lump-sum payment of $225,000 was made. Because the complaint purports to be a derivative action, court approval was required, which approval was received on March 14, 2022. As a result of the settlement, the Plaintiff’s dismissed their lawsuit with prejudice.

NOTE 9 - CONTINGENCIES

Jain, et al., v. Memantine, et al.

In January 2020, we became aware of a complaint filed by Jitendra Jain, Manish Arora, Scariy Kumaramangalam, Harsh Datta and Balvant Arora (collectively, plaintiffs), against our wholly-owned subsidiary, Trxade, Inc. and our Chief Executive Officer, Suren Ajjarapu as well as certain unrelated persons, Annapurna Gundlapalli, Gajan Mahendiran and Nexgen Memantine (collectively, defendants), in the Circuit Court of Madison County, Alabama (Case:47-CV-2019-902216.00). The complaint alleged causes of actions against the defendants including fraud in the inducement, relating to certain investments alleged to have been made by plaintiffs in Nexgen Memantine, breach of fiduciary duty, conversion and voidable transactions. The complaint related to cIrtain investments alleged made by the plaintiffs in Nexgen Memantine and certain alleged fraudulent transfers of assets and funds alleged to have been taken by the defendants which are unrelated to the Company.

On May 14, 2021, Plaintiffs filed a second amended complaint against the defendants. The second amended complaint alleges causes of action against the defendants including securities fraud, breach of fiduciary duty, violation of the Florida RICO Act, and breach of contract. The operative complaint relates to certain investments alleged to have been made by the plaintiffs in Nexgen Memantine and certain alleged transfers of assets and funds alleged to have been taken by the defendants which are unrelated to the Company. The amended complaint seeks injunctive relief, $425,000 in compensatory damages, treble damages, punitive damages, and fees and costs

In February 2022, A settlement as to Suren Ajjarapu, Annapurna Gundlapalli and Trxade Group has been reached and signed. This settlement involves no admission of liability and a full and complete release of all actions after a lump-sum payment of $225,000 is made. Because the complaint purports to be a derivative action, court approval is required. A hearing was held on the request to approve the settlement, and changes were made at the instruction of the court which should lead to it being approved by the court. The settlement has been fully funded and the money transferred to the attorneys for the $225,000.

A settlement has also been reached regarding defendant Nexgen Memantine, Inc., to which defendant Gajan Mahendiran has objected because of some of the factual recitations. This dispute is before a court-appointed mediator and should not prevent the Ajjarapu/Trxade settlement from being approved, but this is causing some delay. Mahendiran, Ajjarapu, Gundlapalli and Trxade have agreed to move the Court to dismiss all counter and crossclaims that were filed between the defendants in this matter and will do so once the Court approves the settlement. Because the suit against Gajan Mahendiran remains active, it is possible that Trxade may incur future expenses related to its employees being called as witnesses by either or both of the sides. However, it is expected that all liability issues will be resolved once the settlement is finally approved.